Average Annual Total Returns - Voya Strategic Allocation Growth Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 3000® Index 1 Yr		Class I Russell 3000® Index 5 Yrs		Class I Russell 3000® Index 10 Yrs		Class I Russell 3000® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 3000® Index 1 Yr		Class S Russell 3000® Index 5 Yrs		Class S Russell 3000® Index 10 Yrs		Class S Russell 3000® Index Since Inception
Total	14.40%	10.18%	8.86%		Jul. 05, 2095	20.89%	[1]	15.43%	[1]	13.79%	[1]	[1]	14.16%	9.91%	8.59%		Aug. 05, 2005	20.89%	[1]	15.43%	[1]	13.79%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.